Note 9 - Goodwill - Components of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018
Balance	$ 455,130	$ 348,006
Acquired goodwill	465,682	78,571
Other items	44	1,175
Foreign exchange	(20,405)	27,378
Goodwill disposed during the year	(12,557)
Balance	887,894	455,130
Goodwill			$ 917,477
Accumulated impairment loss			(29,583)
Goodwill (note 9)	887,894	455,130	887,894
Investment Management [Member]
Balance	13,707	12,033
Acquired goodwill	366,350
Other items
Foreign exchange	(645)	1,674
Goodwill disposed during the year
Balance	379,412	13,707
Goodwill			379,412
Accumulated impairment loss
Goodwill (note 9)	13,707	12,033	379,412
Americas [Member]
Balance	190,578	126,417
Acquired goodwill	18,014	62,938
Other items	44	1,175
Foreign exchange	(837)	48
Goodwill disposed during the year
Balance	207,799	190,578
Goodwill			234,070
Accumulated impairment loss			(26,271)
Goodwill (note 9)	190,578	126,417	207,799
EMEA [Member]
Balance	201,179	165,110
Acquired goodwill	79,364	13,672
Other items
Foreign exchange	(14,234)	22,397
Goodwill disposed during the year	(12,557)
Balance	253,752	201,179
Goodwill			257,064
Accumulated impairment loss			(3,312)
Goodwill (note 9)	201,179	165,110	253,752
Asia Pacific [Member]
Balance	49,666	44,446
Acquired goodwill	1,954	1,961
Other items
Foreign exchange	(4,689)	3,259
Goodwill disposed during the year
Balance	46,931	49,666
Goodwill			46,931
Accumulated impairment loss
Goodwill (note 9)	$ 49,666	$ 44,446	$ 46,931